Summary of Significant Accounting Policies (Details)	1 Months Ended		6 Months Ended			12 Months Ended
	May 31, 2019	Nov. 30, 2017	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 CNY (¥) ¥ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage	0.98%	1.50%
Deposit amount			$ 896,391			$ 1,938,374
Restricted cash			700,000
Fund balance amount						700,094
Allowance amount			7,849,131		$ 8,047,527
Inventory valuation allowance
Long-term investments			(3,016)		8,141
Deferred government grants			187,636		2,980,004
Deferred government						2,871,665
Q&A session fees description			The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.	The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.
Annual rate (in Yuan Renminbi) | ¥				¥ 299
Recognized revenue			$ 349,049		170,061
Cost of goods sold			19,504,158		8,615,734
Service costs			$ 585,006		$ 616,414
Diluted shares (in Dollars per share) | $ / shares			$ 1,278,159
Aggregate deposits (in Yuan Renminbi) | ¥								¥ 500,000
Revenue			$ 20,089,164		$ 9,232,148
Account receivable			$ 13,470,610			$ 5,167,701		¥ 200,000,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Land use rights, useful lives			2 years	2 years
Estimated useful lives			5 years					5 years
Price per share relating to course of program | ¥ / shares								¥ 9.9
Total revenues, percentage			19.00%					19.00%
Account receivable			$ 2,587,509
Minimum [Member] | Land [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Land use rights, useful lives			40 years	40 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Land use rights, useful lives			3 years	3 years
Estimated useful lives			10 years					10 years
Price per share relating to course of program | $ / shares			$ 299
Total revenues, percentage			60.00%					60.00%
Account receivable			$ 8,053,415
Maximum [Member] | Land [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Land use rights, useful lives			50 years	50 years
GMB Culture [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage						49.00%
Shidong Trading [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage						40.00%
Client One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue							$ 7,744,625
Account receivable						$ 1,549,436
Account receivable, percentage						12.00%
Guizhou New Energy [Member]`
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage			49.00%	49.00%		37.81%
Guizhou [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage			37.81%	37.81%
GMB Culture [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage			49.00%	49.00%
Shidong Cloud [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage			25.00%	25.00%		25.00%
Shidong Trading [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage			40.00%	40.00%
GMB (Beijing) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage						49.00%
Client One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			$ 8,291,015
Total revenues, percentage							75.00%
Client Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue			$ 8,156,554
Client Four [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage			40.00%					40.00%
Client Five [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenues, percentage			39.00%					39.00%
Guizhou New Energy [Member]`
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest percentage			39.35%					39.35%